STONEBRIDGE SMALLCAP GROWTH FUND
Investment Objectives
The Stonebridge Small-Cap Growth Fund (the "Small-Cap Fund") seeks long-term growth of capital.
Short-term income is a secondary objective.
Fees And Expenses Of The Fund
The tables below describe the fees and expenses you may pay if you buy and hold shares of the Small-Cap Fund.
Shareholder Fees (fees or expenses paid directly from your investment)
Shareholder Fees (USD $)	Stonebridge Small-Cap Growth Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	2.00%
Exchange Fee	none
Transaction Fee on Redemption by Wire	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stonebridge Small-Cap Growth Fund
Management Fees	0.75%
Distribution (12b-1) Fee	none
Other Expenses
Shareholder Servicing Fee	none
Other Fund Expenses	3.87%
Total Other Expenses	3.87%
Total Annual Fund Operating Expenses	4.62%

Example

This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small-Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stonebridge Small-Cap Growth Fund	463	1,394	2,332	4,707

Portfolio Turnover

The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund's performance. During the most recent fiscal year, the Small-Cap Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

The Small-Cap Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated, the investment adviser of the Fund (the "Adviser"), believes have good prospects for superior earnings growth.

The Small-Cap Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between  $100 million and  $3 billion. This potential investment universe is pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser further refines this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser identifies approximately 30 - 50 stocks that it believes are likely to enable the Small-Cap Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Small-Cap Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser's view, there is significant potential for the stock to generate excess returns based on the Adviser's proprietary target price for that stock.

The Adviser's primary criterion for selling a particular stock held by the Small-Cap Fund is whether the stock's current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Small-Cap Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, if an investment is underperforming its peer group, or if an investment becomes greater than 5% of the Small-Cap Fund's total assets due to market appreciation.

The Small-Cap Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Small-Cap Fund may continue to make such investments in the future. The Small-Cap Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under  $100 million. The Small-Cap Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Small-Cap Fund's portfolio at any time, on a cost basis, will be below  $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Small-Cap Fund may invest.

Principal Risks Of Investing In The Fund

As with any mutual fund, there are risks to investing. Neither the Small-Cap Fund nor the Adviser can guarantee that the Small-Cap Fund will meet its investment objectives. The Small-Cap Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•	poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;

•	price volatility, which is greater when funds invest in small and micro-capitalization companies;
•	decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;
•

risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•

price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;

•	market or economic factors impacting technology companies could have a major effect on the value of the Small-Cap Fund's investments; and
•	market or economic factors affecting healthcare companies could have a major effect on the value of the Small-Cap Fund's investments.

Performance

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Small-Cap Fund for the indicated periods by showing changes in the Small-Cap Fund's performance from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Of course, the Small-Cap Fund's past performance (before and after taxes) does not necessarily indicate how the Small-Cap Fund will perform in the future.

This bar chart shows the performance of the Small-Cap Fund based on a calendar year.

Best Quarter	Worst Quarter
6/30/2009 42.48%	12/31/2008 -30.86%

This table shows the average annual total returns of the Small-Cap Fund for the periods ending December 31, 2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	One Year	Five Years	Ten Years
Stonebridge Small-Cap Growth Fund	20.03%	2.48%	3.14%
Stonebridge Small-Cap Growth Fund Return After Taxes on Distributions	20.03%	1.37%	2.25%
Stonebridge Small-Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	13.02%	1.85%	2.46%
Stonebridge Small-Cap Growth Fund Russell 2000 Growth Index (no deduction for fees, expenses and taxes)	29.09%	5.30%	3.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Small-Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND
Investment Objectives
The Stonebridge Institutional Small-Cap Growth Fund (the "Institutional Fund") seeks long-term growth of capital.
Short-term income is a secondary objective.
Fees And Expenses Of The Fund
The tables below describe the fees and expenses you may pay if you buy and hold shares of the Institutional Fund.
Shareholder Transaction Expenses (fees or expenses paid directly from your investment)
Shareholder Fees (USD $)	Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	2.00%
Exchange Fee	none
Transaction Fee on Redemption by Wire	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund
Management Fees		0.75%
Distribution (12b-1) Fee		none
Other Expenses
Shareholder Servicing Fee		0.25%
Other Fund Expenses	[1]	2.73%
Total Other Expenses		2.98%
Total Annual Fund Operating Expenses		3.73%
Fee Waiver	[2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		3.58%
[1]	"Other Fund Expenses" have been restated to reflect current fees.
[2]	The Trust has adopted a shareholder servicing plan that allows the Institutional Fund to pay financial intermediaries up to 0.25% of the Fund's average net assets held by clients of such financial intermediaries for providing certain services to those clients. However, the Board of Trustees of the Trust has restricted any payments under the plan to 0.10% of the Fund's average net assets, effective until February 28, 2012. This fee waiver cannot be terminated prior to its consideration for renewal by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Institutional Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Fund's operating expenses remain the same (except in year 1 when the payment restriction on the shareholder servicing plan is in effect). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Stonebridge Institutional Small-Cap Growth Fund Stonebridge Small-Cap Growth-Institutional Fund	361	1,126	1,912	3,962

Portfolio Turnover

The Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Institutional Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Institutional Fund's performance. During the most recent fiscal year, the Institutional Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

The Institutional Fund invests primarily in common stocks of companies that the Adviser believes have good prospects for superior earnings growth.

The Institutional Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between  $100 million and  $3 billion. This potential investment universe is pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser further refines this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser identifies approximately 30 - 50 stocks that it believes are likely to enable the Institutional Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Institutional Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser's view, there is significant potential for the stock to generate excess returns based on the Adviser's proprietary target price for that stock.

The Adviser's primary criterion for selling a particular stock held by the Institutional Fund is whether the stock's current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Institutional Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, if an investment is underperforming its peer group, or if an investment becomes greater than 5% of the Institutional Fund's total assets due to market appreciation.

The Institutional Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Institutional Fund may continue to make such investments in the future. The Institutional Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under  $100 million. The Institutional Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Institutional Fund's portfolio at any time, on a cost basis, will be below  $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Institutional Fund may invest.

Principal Risks Of Investing In The Fund

As with any mutual fund, there are risks to investing. Neither the Institutional Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. The Institutional Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•	poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;
•	price volatility, which is greater when funds invest in small and micro-capitalization companies;
•	decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;
•

risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•

price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;

•	market or economic factors impacting technology companies could have a major effect on the value of the Institutional Fund's investments; and
•	market or economic factors affecting healthcare companies could have a major effect on the value of the Institutional Fund's investments.

Performance

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Institutional Fund for the indicated periods by showing changes in the Institutional Fund's performance from year to year and by showing how the Institutional Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Of course, the Institutional Fund's past performance (before and after taxes) does not necessarily indicate how the Institutional Fund will perform in the future. Before February 28, 2007, the Institutional Fund was named Stonebridge Growth

Best Quarter	Worst Quarter
6/30/2009 42.14%	12/31/2008 -30.95%

Fund and was operated with different investment objectives and strategies. As result, the Institutional Fund's performance results prior to February 28, 2007 reflect the Institutional Fund's former investment objectives and strategies.

This bar chart shows the performance of the Institutional Fund based on a calendar year.

This table shows the average annual total returns of the Institutional Fund for the periods ending December 31, 2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Stonebridge Institutional Small-Cap Growth Fund	One Year	Five Years	Ten Years
Stonebridge Small-Cap Growth-Institutional Fund	21.46%	0.69%	(0.51%)
Stonebridge Small-Cap Growth-Institutional Fund Return After Taxes on Distributions	21.46%	0.39%	(0.83%)
Stonebridge Small-Cap Growth-Institutional Fund Return After Taxes on Distributions and Sale of Fund Shares	13.95%	0.62%	(0.47%)
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)	29.09%	5.30%	3.78%

After-tax returns include the impact of a one-time taxable gain of approximately $1.30 per share in 2007 in connection with the change of the Institutional Fund's investment objectives and strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Institutional Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	STONEBRIDGE FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000051815
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Stonebridge Small-Cap Growth Fund | Stonebridge Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Transaction Fee on Redemption by Wire	rr_ShareholderFeeOther	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	3.87%
Other Expenses	rr_Component3OtherExpensesOverAssets
Total Other Expenses	rr_OtherExpensesOverAssets	3.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.62%
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	1,394
5 Years	rr_ExpenseExampleYear05	2,332
10 Years	rr_ExpenseExampleYear10	4,707
Annual Return 2001	rr_AnnualReturn2001	(5.86%)
Annual Return 2002	rr_AnnualReturn2002	(23.30%)
Annual Return 2003	rr_AnnualReturn2003	39.38%
Annual Return 2004	rr_AnnualReturn2004	24.23%
Annual Return 2005	rr_AnnualReturn2005	(3.56%)
Annual Return 2006	rr_AnnualReturn2006	22.34%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	(49.11%)
Annual Return 2009	rr_AnnualReturn2009	44.42%
Annual Return 2010	rr_AnnualReturn2010	20.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.86%)
One Year	rr_AverageAnnualReturnYear01	20.03%
Five Years	rr_AverageAnnualReturnYear05	2.48%
Ten Years	rr_AverageAnnualReturnYear10	3.14%
Stonebridge Small-Cap Growth Fund | Stonebridge Small-Cap Growth Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.03%
Five Years	rr_AverageAnnualReturnYear05	1.37%
Ten Years	rr_AverageAnnualReturnYear10	2.25%
Stonebridge Small-Cap Growth Fund | Stonebridge Small-Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.02%
Five Years	rr_AverageAnnualReturnYear05	1.85%
Ten Years	rr_AverageAnnualReturnYear10	2.46%
Stonebridge Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STONEBRIDGE SMALLCAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stonebridge Small-Cap Growth Fund (the "Small-Cap Fund") seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Short-term income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you may pay if you buy and hold shares of the Small-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees or expenses paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund's performance. During the most recent fiscal year, the Small-Cap Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small-Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Cap Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated, the investment adviser of the Fund (the "Adviser"), believes have good prospects for superior earnings growth.

The Small-Cap Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between  $100 million and  $3 billion. This potential investment universe is pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser further refines this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser identifies approximately 30 - 50 stocks that it believes are likely to enable the Small-Cap Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Small-Cap Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser's view, there is significant potential for the stock to generate excess returns based on the Adviser's proprietary target price for that stock.

The Adviser's primary criterion for selling a particular stock held by the Small-Cap Fund is whether the stock's current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Small-Cap Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, if an investment is underperforming its peer group, or if an investment becomes greater than 5% of the Small-Cap Fund's total assets due to market appreciation.

The Small-Cap Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Small-Cap Fund may continue to make such investments in the future. The Small-Cap Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under  $100 million. The Small-Cap Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Small-Cap Fund's portfolio at any time, on a cost basis, will be below  $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Small-Cap Fund may invest.

Risk [Heading]	rr_RiskHeading	Principal Risks Of Investing In The Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Small-Cap Fund nor the Adviser can guarantee that the Small-Cap Fund will meet its investment objectives. The Small-Cap Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•	poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;

•	price volatility, which is greater when funds invest in small and micro-capitalization companies;
•	decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;
•

risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•

price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;

•	market or economic factors impacting technology companies could have a major effect on the value of the Small-Cap Fund's investments; and
•	market or economic factors affecting healthcare companies could have a major effect on the value of the Small-Cap Fund's investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Small-Cap Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Small-Cap Fund for the indicated periods by showing changes in the Small-Cap Fund's performance from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Of course, the Small-Cap Fund's past performance (before and after taxes) does not necessarily indicate how the Small-Cap Fund will perform in the future.

This bar chart shows the performance of the Small-Cap Fund based on a calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Small-Cap Fund for the indicated periods by showing changes in the Small-Cap Fund's performance from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Small-Cap Fund's past performance (before and after taxes) does not necessarily indicate how the Small-Cap Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
6/30/2009 42.48%	12/31/2008 -30.86%

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the average annual total returns of the Small-Cap Fund for the periods ending December 31, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Small-Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Small-Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stonebridge Small-Cap Growth Fund | Russell 2000 Growth Index (no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%
Stonebridge Institutional Small-Cap Growth Fund | Stonebridge Small-Cap Growth-Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of net asset value of shares held for 30 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Transaction Fee on Redemption by Wire	rr_ShareholderFeeOther	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	2.73%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets
Total Other Expenses	rr_OtherExpensesOverAssets	2.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.58%
1 Year	rr_ExpenseExampleYear01	361
3 Years	rr_ExpenseExampleYear03	1,126
5 Years	rr_ExpenseExampleYear05	1,912
10 Years	rr_ExpenseExampleYear10	3,962
Annual Return 2001	rr_AnnualReturn2001	(13.07%)
Annual Return 2002	rr_AnnualReturn2002	(26.95%)
Annual Return 2003	rr_AnnualReturn2003	29.69%
Annual Return 2004	rr_AnnualReturn2004	9.16%
Annual Return 2005	rr_AnnualReturn2005	2.21%
Annual Return 2006	rr_AnnualReturn2006	10.58%
Annual Return 2007	rr_AnnualReturn2007	3.62%
Annual Return 2008	rr_AnnualReturn2008	(48.59%)
Annual Return 2009	rr_AnnualReturn2009	44.62%
Annual Return 2010	rr_AnnualReturn2010	21.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.95%)
One Year	rr_AverageAnnualReturnYear01	21.46%
Five Years	rr_AverageAnnualReturnYear05	0.69%
Ten Years	rr_AverageAnnualReturnYear10	(0.51%)
Stonebridge Institutional Small-Cap Growth Fund | Stonebridge Small-Cap Growth-Institutional Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.46%
Five Years	rr_AverageAnnualReturnYear05	0.39%
Ten Years	rr_AverageAnnualReturnYear10	(0.83%)
Stonebridge Institutional Small-Cap Growth Fund | Stonebridge Small-Cap Growth-Institutional Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.95%
Five Years	rr_AverageAnnualReturnYear05	0.62%
Ten Years	rr_AverageAnnualReturnYear10	(0.47%)
Stonebridge Institutional Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stonebridge Institutional Small-Cap Growth Fund (the "Institutional Fund") seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Short-term income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses you may pay if you buy and hold shares of the Institutional Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Expenses (fees or expenses paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Institutional Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Institutional Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Institutional Fund's performance. During the most recent fiscal year, the Institutional Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Fund Expenses" have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Institutional Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Fund's operating expenses remain the same (except in year 1 when the payment restriction on the shareholder servicing plan is in effect). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Institutional Fund invests primarily in common stocks of companies that the Adviser believes have good prospects for superior earnings growth.

The Institutional Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between  $100 million and  $3 billion. This potential investment universe is pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser further refines this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser identifies approximately 30 - 50 stocks that it believes are likely to enable the Institutional Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Institutional Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser's view, there is significant potential for the stock to generate excess returns based on the Adviser's proprietary target price for that stock.

The Adviser's primary criterion for selling a particular stock held by the Institutional Fund is whether the stock's current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Institutional Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, if an investment is underperforming its peer group, or if an investment becomes greater than 5% of the Institutional Fund's total assets due to market appreciation.

The Institutional Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Institutional Fund may continue to make such investments in the future. The Institutional Fund may also invest in micro-capitalization companies, which the Adviser defines as companies with market capitalizations of under  $100 million. The Institutional Fund may invest up to 20% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Institutional Fund's portfolio at any time, on a cost basis, will be below  $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Institutional Fund may invest.

Risk [Heading]	rr_RiskHeading	Principal Risks Of Investing In The Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there are risks to investing. Neither the Institutional Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. The Institutional Fund will expose you to risks that could cause you to lose money. Here are the principal risks to consider:

•	poor performance when overall economic activity decreases or adverse market conditions affect common stocks generally;
•	price volatility, which is greater when funds invest in small and micro-capitalization companies;
•	decreases in the value of your investment if a particular high growth area or company identified by the Adviser performs poorly;
•

risks associated with investments in foreign securities, as such investments in general tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, adverse political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income);

•

price volatility associated with investments in emerging market companies, as emerging country markets are more volatile than more developed markets and involve risks associated with currency fluctuations and potential currency devaluation relative to the U.S. dollar;

•	market or economic factors impacting technology companies could have a major effect on the value of the Institutional Fund's investments; and
•	market or economic factors affecting healthcare companies could have a major effect on the value of the Institutional Fund's investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Institutional Fund will expose you to risks that could cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Institutional Fund for the indicated periods by showing changes in the Institutional Fund's performance from year to year and by showing how the Institutional Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Of course, the Institutional Fund's past performance (before and after taxes) does not necessarily indicate how the Institutional Fund will perform in the future. Before February 28, 2007, the Institutional Fund was named Stonebridge Growth

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow illustrate some of the risks and volatility of an investment in the Institutional Fund for the indicated periods by showing changes in the Institutional Fund's performance from year to year and by showing how the Institutional Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Institutional Fund's past performance (before and after taxes) does not necessarily indicate how the Institutional Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
6/30/2009 42.14%	12/31/2008 -30.95%

Fund and was operated with different investment objectives and strategies. As result, the Institutional Fund's performance results prior to February 28, 2007 reflect the Institutional Fund's former investment objectives and strategies.

This bar chart shows the performance of the Institutional Fund based on a calendar year.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table shows the average annual total returns of the Institutional Fund for the periods ending December 31, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Institutional Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	After-tax returns include the impact of a one-time taxable gain of approximately $1.30 per share in 2007 in connection with the change of the Institutional Fund's investment objectives and strategies.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Institutional Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stonebridge Institutional Small-Cap Growth Fund | Russell 2000 Growth Index (no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%

[1]	"Other Fund Expenses" have been restated to reflect current fees.
[2]	The Trust has adopted a shareholder servicing plan that allows the Institutional Fund to pay financial intermediaries up to 0.25% of the Fund's average net assets held by clients of such financial intermediaries for providing certain services to those clients. However, the Board of Trustees of the Trust has restricted any payments under the plan to 0.10% of the Fund's average net assets, effective until February 28, 2012. This fee waiver cannot be terminated prior to its consideration for renewal by the Board of Trustees.